Ordinary Shares (Details)	Dec. 31, 2023 item shares	Dec. 31, 2022 shares
Ordinary Shares
Ordinary shares, authorized (in shares) | shares	1,500,000,000	1,500,000,000
Votes per ordinary share | item	1